SUBSEQUENT EVENTS (Details Narrative 1) - USD ($)	May 11, 2017	Apr. 17, 2017	Apr. 13, 2017	Mar. 14, 2017	Feb. 14, 2017	Feb. 01, 2017	Dec. 14, 2016	Jun. 02, 2015	Dec. 31, 2016	Oct. 25, 2016	May 18, 2016	Dec. 31, 2015
Exercise price (in dollars per share)											$ 7.54
Issuance of common stock (in shares)							58,909	107,160
Warrant [Member]
Exercise price (in dollars per share)									$ 11.72			$ 8.90
Subsequent Event [Member] | Directors [Member] | Non-Employee Director Compensation Policy [Member]
Share based compensation (in shares)		7,840
Fair value of shares issued as share based compensation		$ 50,000
Annual cash retainer						$ 20,000
Value of stock awards paid quarterly						13,000
Meeting fees (in person)						500
Meeting fees (teleconference)						500
Special meeting fees of Board						250
Meeting fees of a committees of the Board						$ 500
Meeting fees of a committees of the Board (percent)						50.00%
October 2016 Financing Agreement [Member]
Proceeds from private placement				$ 250,000
Number of shares called by warrants										76,925
October 2016 Financing Agreement [Member] | Warrant [Member]
Number of shares called by warrants				25,642	25,642
Description of warrant exercise price

the lesser of (i) 80% of the per share price of the Company’s common stock in a public offering of up to $15 million of its securities (the “Public Offering”), (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing

Exercise price (in dollars per share)				$ 9.75	$ 9.75
Percentage of per share price of common stock in public offering					80.00%
Percentage of unit offering price in public offering					80.00%
October 2016 Financing Agreement [Member] | Subsequent Event [Member]
Proceeds from private placement	$ 250,000		$ 250,000
October 2016 Financing Agreement [Member] | Subsequent Event [Member] | Warrant [Member]
Number of shares called by warrants	25,642		25,642
Description of warrant exercise price

exercise price equal to the lesser of (i) 80% of the per share price of Common Stock in the Public Offering, (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing exercise price equal to the lesser of (i) 80% of the per share price of Common Stock in the Public Offering, (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing

Exercise price (in dollars per share)	$ 9.75		$ 9.75
Percentage of per share price of common stock in public offering	80.00%		80.00%
Percentage of unit offering price in public offering	80.00%		80.00%
Debt amendment description	amended the terms of the October Financing, thereby agreeing to issue to the Investor shares of the Company’s common stock, notes and warrants, in exchange for up to $2,000 (an increase of $500)